Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 179	$ 205
Derivative Liabilities, Total	(164)	(235)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	109	112
Derivative Liabilities, Total	(140)	(190)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	69	75
Derivative Liabilities, Total	(129)	(178)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	40	37
Derivative Liabilities, Total	(11)	(12)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	70	93
Derivative Liabilities, Total	(24)	(45)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	67	86
Derivative Liabilities, Total	(20)	(37)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	3	7
Derivative Liabilities, Total	$ (4)	$ (8)